Summary of significant accounting policies (Details) - Schedule of Amortization of finite-lived intangible assets	12 Months Ended
Dec. 31, 2021
Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	10 years
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	3 years
Customer relationship [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	5 years 6 months
Reacquired right [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	1 year